Shareholders' Equity (Details)						12 Months Ended
		Sep. 15, 2022 USD ($) $ / shares shares	Sep. 05, 2022 $ / shares shares	May 19, 2022 USD ($) $ / shares shares	May 19, 2022 HKD ($) $ / shares shares	Jun. 30, 2024 USD ($) $ / shares shares	Jun. 30, 2023 USD ($) $ / shares shares	Jun. 30, 2022 USD ($) $ / shares shares	Jun. 30, 2022 HKD ($) shares	Apr. 19, 2024 $ / shares shares	Apr. 17, 2024 $ / shares shares	Jun. 08, 2023 $ / shares shares	Sep. 15, 2022 HKD ($) $ / shares	Jul. 15, 2022 $ / shares	Aug. 25, 2021 $ / shares shares
Shareholders’ Equity [Line Items]
Ordinary shares authorized	[1]
Ordinary shares par value (in Dollars per share) | $ / shares	[1]
Ordinary shares issued	[1]					12,977,354	10,714,286
Ordinary shares no par value (in Dollars per share) | $ / shares
Ordinary shares outstanding	[1]					12,977,354	10,714,286
Gross proceeds (in Dollars) | $						$ 9,052,272
Costs capitalized (in Dollars) | $							$ 961,964
Share capital (in Dollars) | $						2,342,882
Dividend declared per share | (per share)				$ 208	$ 1,620
Stock issued during the period		10,714,286		1,000	1,000
Stock issued value during the period				$ 207,692	$ 1,620,000	6,709,390
Dividend paid							$ 153,061	$ 174,359	$ 1,360,000
Interim dividend per shares | (per share)		$ 0.01429											$ 0.11199
Dividend paid		$ 153,061											$ 1,200,000
Dividend per share (in Dollars per share) | $ / shares							$ 0.014	$ 0.019
Amended Memorandum of Association [Member]
Shareholders’ Equity [Line Items]
Ordinary shares issued												10,714,286
Ordinary shares no par value (in Dollars per share) | $ / shares
Related Party [Member]
Shareholders’ Equity [Line Items]
Dividend unpaid								$ 33,333	$ 260,000
Minimum [Member]
Shareholders’ Equity [Line Items]
Split of ordinary shares ratio						to split its shares at a ratio of 1:1.225
Maximum [Member]
Shareholders’ Equity [Line Items]
Split of ordinary shares ratio						the original ratio of 1.225:1
Ordinary shares [Member]
Shareholders’ Equity [Line Items]
Ordinary shares par value (in Dollars per share) | $ / shares			$ 1			$ 1				$ 4	$ 4			$ 1	$ 1
Ordinary shares issued			10,714,286			12,977,354	10,714,286	10,714,286	10,714,286	263,068	2,000,000	13,125,000			1,000
Ordinary shares no par value (in Dollars per share) | $ / shares
Redemption of shares			1,000
Ordinary shares issued			1,000
Split of ordinary shares ratio						a split of the issued and outstanding ordinary shares at a ratio of 1:10,714.286 shares
Ordinary shares outstanding			10,714,286			12,977,354	10,714,286	10,714,286	10,714,286
Stock issued during the period	[2]					2,263,068
Stock issued value during the period | $						$ 6,709,390
Ordinary shares [Member] | Amended Memorandum of Association [Member]
Shareholders’ Equity [Line Items]
Ordinary shares par value (in Dollars per share) | $ / shares
Ordinary shares [Member] | VIRGIN ISLANDS, BRITISH
Shareholders’ Equity [Line Items]
Ordinary shares authorized						50,000
IPO [Member]
Shareholders’ Equity [Line Items]
Costs capitalized (in Dollars) | $						$ 961,964
IPO [Member] | Ordinary shares [Member]
Shareholders’ Equity [Line Items]
Ordinary shares par value (in Dollars per share) | $ / shares										$ 0
Ordinary shares issued										2,000,000
Ordinary shares no par value (in Dollars per share) | $ / shares										$ 0
Over-Allotment Option [Member]
Shareholders’ Equity [Line Items]
Gross proceeds (in Dollars) | $						7,861,876
Underwriting Discounts [Member]
Shareholders’ Equity [Line Items]
Gross proceeds (in Dollars) | $						$ 1,190,396

[1]	Shares and per share data are presented on a retroactive basis to reflect the nominal share issuance and share split.
[2]	Shares and per share data are presented on a retroactive basis to reflect the nominal share issuance and share split.